Cover	Sep. 02, 2026
Cover [Abstract]
Entity Registrant Name	ACRO BIOMEDICAL CO., LTD.
Entity Central Index Key	0001622996
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 02, 2026
Entity File Number	333-207765
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-1950356
Entity Address Address Line 1	12175 Visionary Way
Entity Address Address Line 2	Suite 1160
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	286-6788